COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
2014	$ 2.0
2015	0.5
2016	0.3
2017	0.2
2018	0.2
Thereafter	0.7
Firm Transportation and Storage Contracts, Future Minimum Payments Due [Abstract]
2014	18.4
2015	16.3
2016	14.4
2017	12.8
2018	11.9
Thereafter	30.2
ONE Gas [Member]
Operating Leased Assets [Line Items]
Unrecorded Unconditional Purchase Obligation	900.0
ONEOK [Member]
Operating Leased Assets [Line Items]
Unrecorded Unconditional Purchase Obligation	11.2
Partnership Interest [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Total	3.9
Firm Transportation and Storage Contracts, Future Minimum Payments Due [Abstract]
Total	104.0
Total Commitments and Contingencies [Abstract]
2014	20.4
2015	16.8
2016	14.7
2017	13.0
2018	12.1
Thereafter	30.9
Total Commitments and Contingencies	107.9
Parent Company [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
2014	1.2
2015	0.8
2016	0.4
2017	0.2
2018	0
Thereafter	0
Total	$ 2.6